CASH FLOW INFORMATION (Details) - Schedule of supplemental disclosure (Parenthetical) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Interest paid, net of capitalized interest	$ 84,265	$ 85,610